Changes in Shares of Convertible Preferred Stock and Common Stock (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	27,654,928	25,036,330
Issuance of common stock from option exercises	26,555	28,320	1,463
Temporary equity balance , shares	0	27,654,928	25,036,330
Series A Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	162,109	163,462
Temporary equity balance , shares		162,109	163,462
Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	27,654,928	25,036,330	16,748,405
Repurchase of Series A convertible preferred stock and deemed capital contribution		(1,353)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(22,308,230)
Conversion of Securities	(30,381,987)	1,739,405	22,308,230
Issuance of convertible preferred stock		880,546	2,564,638
Temporary equity balance , shares		27,654,928	25,036,330
Convertible Preferred Stock | Series A Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	162,109	163,462	163,462
Repurchase of Series A convertible preferred stock and deemed capital contribution		(1,353)
Temporary equity balance , shares		162,109	163,462
Convertible Preferred Stock | Extinguished Series B-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares			6,321,238
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(6,321,238)
Convertible Preferred Stock | Extinguished Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares			9,108,533
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(7,638,048)
Convertible Preferred Stock | Extinguished Series D-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares			1,155,172
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(2,138,730)
Convertible Preferred Stock | Extinguished Series D-2 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock			(6,210,214)
Convertible Preferred Stock | New Series B Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	22,308,230	22,308,230
Conversion of Securities			22,308,230
Temporary equity balance , shares		22,308,230	22,308,230
Convertible Preferred Stock | New Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Temporary equity balance , shares	5,184,589	2,564,638
Conversion of Securities		1,739,405
Issuance of convertible preferred stock		880,546	2,564,638
Temporary equity balance , shares		5,184,589	2,564,638
Convertible Preferred Stock | Series D-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Issuance of convertible preferred stock			983,558
Convertible Preferred Stock | Series D-1 Convertible Preferred Stock | Extinguished Series D-1 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Issuance of convertible preferred stock			983,558
Convertible Preferred Stock | Series D-2 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			3,196,417
Issuance of convertible preferred stock			3,013,797
Convertible Preferred Stock | Series D-2 Convertible Preferred Stock | Extinguished Series D-2 Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			3,196,417
Issuance of convertible preferred stock			3,013,797
Convertible Preferred Stock | Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			(1,470,485)
Convertible Preferred Stock | Series C Convertible Preferred Stock | Extinguished Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			(1,470,485)
Common Stock
Schedule of Common Stock as Converted [Line Items]
Balance (in shares)	907,037	878,717	730,203
Conversion of Securities	30,381,987
Issuance of convertible preferred stock	1,000,005
Issuance of common stock from option exercises	26,555	28,320	1,463
Balance (in shares)	38,200,088	907,037	878,717
Common Stock | Series C Convertible Preferred Stock
Schedule of Common Stock as Converted [Line Items]
Conversion of Securities			147,051